Accrued expenses and other current liabilities (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 17,372		¥ 15,344
Salary and welfare	8,396		7,984
Rental fee payables	1,199		677
Accrued administrative expenses	1,165		513
Professional fee	904		756
Liabilities for return allowances	618		496
Internet data center fee	444		562
Vehicle fee	437		316
Payable related to employees' exercise of share-based awards	333		269
Interest payable	134		136
Others	3,466		2,982
Total	¥ 34,468	$ 5,409	¥ 30,035